UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Corporate Bond Fund

Investor Class (TRECX)

This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Investor Class	$44	0.88%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$315,810
Number of Portfolio Holdings	213
Table Summary

Portfolio Turnover Rate	34.0%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	6.6%
India	6.6
China	6.2
Argentina	5.4
Indonesia	4.9
Brazil	4.6
Türkiye	4.2
Saudi Arabia	4.0
United States	3.8
Other	53.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bangkok Bank	1.9%
Standard Chartered	1.6
ORLEN	1.3
Vivo Energy Investments	1.3
Bank of Georgia	1.3
Telecom Argentina	1.2
FS Luxembourg	1.2
HTA Group	1.2
Kaspi.KZ	1.2
Veon Midco	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F193-053 8/26

Emerging Markets Corporate Bond Fund

Investor Class (TRECX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Corporate Bond Fund

Advisor Class (PACEX)

This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Advisor Class	$58	1.16%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$315,810
Number of Portfolio Holdings	213
Table Summary

Portfolio Turnover Rate	34.0%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	6.6%
India	6.6
China	6.2
Argentina	5.4
Indonesia	4.9
Brazil	4.6
Türkiye	4.2
Saudi Arabia	4.0
United States	3.8
Other	53.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bangkok Bank	1.9%
Standard Chartered	1.6
ORLEN	1.3
Vivo Energy Investments	1.3
Bank of Georgia	1.3
Telecom Argentina	1.2
FS Luxembourg	1.2
HTA Group	1.2
Kaspi.KZ	1.2
Veon Midco	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F295-053 8/26

Emerging Markets Corporate Bond Fund

Advisor Class (PACEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Corporate Bond Fund

I Class (TECIX)

This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - I Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$315,810
Number of Portfolio Holdings	213
Table Summary

Portfolio Turnover Rate	34.0%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	6.6%
India	6.6
China	6.2
Argentina	5.4
Indonesia	4.9
Brazil	4.6
Türkiye	4.2
Saudi Arabia	4.0
United States	3.8
Other	53.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bangkok Bank	1.9%
Standard Chartered	1.6
ORLEN	1.3
Vivo Energy Investments	1.3
Bank of Georgia	1.3
Telecom Argentina	1.2
FS Luxembourg	1.2
HTA Group	1.2
Kaspi.KZ	1.2
Veon Midco	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F441-053 8/26

Emerging Markets Corporate Bond Fund

I Class (TECIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Corporate Bond Fund

Z Class (TECZX)

This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$315,810
Number of Portfolio Holdings	213
Table Summary

Portfolio Turnover Rate	34.0%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	6.6%
India	6.6
China	6.2
Argentina	5.4
Indonesia	4.9
Brazil	4.6
Türkiye	4.2
Saudi Arabia	4.0
United States	3.8
Other	53.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bangkok Bank	1.9%
Standard Chartered	1.6
ORLEN	1.3
Vivo Energy Investments	1.3
Bank of Georgia	1.3
Telecom Argentina	1.2
FS Luxembourg	1.2
HTA Group	1.2
Kaspi.KZ	1.2
Veon Midco	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F2343-053 8/26

Emerging Markets Corporate Bond Fund

Z Class (TECZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRECX Emerging Markets
Corporate Bond Fund
PACEX Emerging Markets
Corporate Bond Fund–
.
Advisor Class
TECIX Emerging Markets
Corporate Bond Fund–
.
I Class
TECZX Emerging Markets
Corporate Bond Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 9 .39 $ 9 .16 $ 9 .01 $ 8 .81 $ 10 .49 $ 11 .05
Investment
activities
Net investment
income
(1)(2)
0 .26 0 .54 0 .50 0 .43 0 .38 0 .38
Net realized and
unrealized gain/
loss ( 0 .10 ) 0 .23 0 .15 0 .20 ( 1 .67 ) ( 0 .56 )
Total from
investment
activities 0 .16 0 .77 0 .65 0 .63 ( 1 .29 ) ( 0 .18 )
Distributions
Net investment
income ( 0 .26 ) ( 0 .54 ) ( 0 .50 ) ( 0 .43 ) ( 0 .39 ) ( 0 .38 )
NET ASSET
VALUE
End of period $ 9 .29 $ 9 .39 $ 9 .16 $ 9 .01 $ 8 .81 $ 10 .49

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .76% 8 .66% 7 .34% 7 .41% ( 12 .32 ) % ( 1 .66 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .00%
(4)
1 .03% 1 .06% 1 .03% 0 .99% 1 .00%
Net expenses
after waivers/
payments by
Price Associates 0 .88%
(4)
0 .88% 0 .88% 0 .89% 0 .88% 0 .95%
Net investment
income 5 .73%
(4)
5 .85% 5 .45% 4 .90% 4 .13% 3 .47%
Portfolio turnover
rate 34 .0% 89 .7% 80 .3% 46 .3% 41 .2% 69 .3%
Net assets, end
of period (in
thousands) $66,173 $71,806 $84,693 $90,472 $95,609 $216,473
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 9 .39 $ 9 .16 $ 9 .01 $ 8 .81 $ 10 .48 $ 11 .05
Investment
activities
Net investment
income
(1)(2)
0 .25 0 .52 0 .48 0 .41 0 .35 0 .35
Net realized and
unrealized gain/
loss ( 0 .10 ) 0 .23 0 .14 0 .20 ( 1 .66 ) ( 0 .57 )
Total from
investment
activities 0 .15 0 .75 0 .62 0 .61 ( 1 .31 ) ( 0 .22 )
Distributions
Net investment
income ( 0 .25 ) ( 0 .52 ) ( 0 .47 ) ( 0 .41 ) ( 0 .36 ) ( 0 .35 )
NET ASSET
VALUE
End of period $ 9 .29 $ 9 .39 $ 9 .16 $ 9 .01 $ 8 .81 $ 10 .48

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .62% 8 .35% 7 .04% 7 .13% ( 12 .49 ) % ( 2 .02 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .52%
(4)
1 .58% 1 .67% 1 .61% 1 .36% 1 .46%
Net expenses
after waivers/
payments by
Price Associates 1 .16%
(4)
1 .16% 1 .16% 1 .17% 1 .16% 1 .22%
Net investment
income 5 .45%
(4)
5 .57% 5 .21% 4 .62% 3 .75% 3 .24%
Portfolio turnover
rate 34 .0% 89 .7% 80 .3% 46 .3% 41 .2% 69 .3%
Net assets, end
of period (in
thousands) $422 $499 $490 $136 $195 $650
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 9 .39 $ 9 .17 $ 9 .02 $ 8 .81 $ 10 .49 $ 11 .05
Investment
activities
Net investment
income
(1)(2)
0 .27 0 .56 0 .51 0 .44 0 .39 0 .39
Net realized and
unrealized gain/
loss ( 0 .10 ) 0 .22 0 .15 0 .21 ( 1 .67 ) ( 0 .55 )
Total from
investment
activities 0 .17 0 .78 0 .66 0 .65 ( 1 .28 ) ( 0 .16 )
Distributions
Net investment
income ( 0 .27 ) ( 0 .56 ) ( 0 .51 ) ( 0 .44 ) ( 0 .40 ) ( 0 .40 )
NET ASSET
VALUE
End of period $ 9 .29 $ 9 .39 $ 9 .17 $ 9 .02 $ 8 .81 $ 10 .49

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .85% 8 .72% 7 .48% 7 .66% ( 12 .21 ) % ( 1 .52 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .81%
(4)
0 .83% 0 .86% 0 .83% 0 .79% 0 .82%
Net expenses
after waivers/
payments by
Price Associates 0 .70%
(4)
0 .72% 0 .75% 0 .75% 0 .75% 0 .80%
Net investment
income 5 .92%
(4)
6 .02% 5 .57% 5 .02% 4 .24% 3 .63%
Portfolio turnover
rate 34 .0% 89 .7% 80 .3% 46 .3% 41 .2% 69 .3%
Net assets, end
of period (in
thousands) $124,388 $141,374 $163,514 $228,938 $302,915 $652,673
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/26
5/12/25
(1)
Through
12/31/25
NET ASSET VALUE
Beginning of period $ 9.40 $ 9.14
Investment activities
Net investment income
(2)(3)
0.31 0.40
Net realized and unrealized gain/loss (0.11) 0.26
Total from investment activities 0.20 0.66
Distributions
Net investment income (0.30) (0.40)
NET ASSET VALUE
End of period $ 9.30 $ 9.40
Ratios/Supplemental Data
Total return
(3)(4)
2.20% 7.33%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.76%
(5)
0.76%
(5)
Net expenses after waivers/payments by Price Associates 0.00%
(5)
0.00%
(5)
Net investment income 6.60%
(5)
6.69%
(5)
Portfolio turnover rate 34.0% 89.7%
Net assets, end of period (in thousands) $124,827 $118,378
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Corporate Bond Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.5%
Corporate Bonds 0.5%
Azule Energy Finance, 8.125%, 1/23/30 (USD)  1,640,000 1,650
Total Angola (Cost $1,668) 1,650
ARGENTINA 5.4%
Corporate Bonds 4.8%
Banco Macro, 8.00%, 1/28/31 (USD) (1) 1,760,000 1,811
MSU Energy, 9.75%, 12/5/30 (USD)  3,412,491 3,456
Telecom Argentina, 8.50%, 1/20/36 (USD) (1) 670,000 701
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 2,040,000 2,186
Telecom Argentina, 9.25%, 5/28/33 (USD)  960,000 1,028
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $1,007, 9.335%, 7/8/30 (USD) (2) 1,007,000 1,020
Vista Energy Argentina, 8.50%, 6/10/33 (USD) (1) 1,810,000 1,930
YPF, 9.50%, 1/17/31 (USD)  3,000,000 3,193
15,325
Government Bonds 0.6%
Republic of Argentina, 1.00%, 7/9/29 (USD)  1,939,000 1,771
1,771
Total Argentina (Cost $16,482) 17,096
BRAZIL 4.6%
Corporate Bonds 4.6%
Cosan Overseas, 8.25% (USD) (3) 1,975,000 1,957
FS Luxembourg, 8.625%, 6/25/33 (USD)  2,375,000 2,255
FS Luxembourg, 8.875%, 2/12/31 (USD)  1,470,000 1,514
Minerva Luxembourg, 8.875%, 9/13/33 (USD)  1,830,000 1,902
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1)(4) 1,690,000 938
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1)(4) 1,770,000 979
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (4)(5) 320,000 176
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1)(4) 770,000 424
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 2,050,000 2,004
Samarco Mineracao, 9.50%, 6/30/31, (9.00% PIK or 5.00 PIK
and 4.00% Cash) (USD) (6) 2,221,509 2,237
Total Brazil (Cost $16,559) 14,386

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 1.3%
Corporate Bonds 1.3%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(7) 2,160,000 2,261
ATP Tower Holdings, 7.875%, 2/3/30 (USD) (1) 1,545,000 1,597
OnNet Chile Infra, Acquisition Date: 3/20/26, Cost $224,
6.00%, 6/19/33 (USD) (2)(8) 224,000 224
Total Chile (Cost $3,953) 4,082
CHINA 6.2%
Convertible Bonds 1.2%
Alibaba Group Holding, 0.50%, 6/1/31 (USD)  255,000 301
Alibaba Group Holding, Zero Coupon, 9/15/32 (USD)  930,000 827
Baidu, Zero Coupon, 3/12/32 (USD)  700,000 622
China Pacific Insurance Group, Zero Coupon, 9/18/30 (HKD)  6,000,000 734
iQIYI, 4.625%, 3/15/30 (USD)  600,000 546
Kaisa Group Holdings, Zero Coupon, 12/31/26 (USD) (1) 212,098 4
Kaisa Group Holdings, Zero Coupon, 12/31/27 (USD) (1) 265,135 3
Kaisa Group Holdings, Zero Coupon, 12/31/28 (USD) (1) 424,196 4
Kaisa Group Holdings, Zero Coupon, 12/31/29 (USD) (1) 424,196 3
Kaisa Group Holdings, Zero Coupon, 12/31/30 (USD) (1) 530,246 1
Kaisa Group Holdings, Zero Coupon, 12/31/31 (USD) (1) 530,246 2
Kaisa Group Holdings, Zero Coupon, 12/31/32 (USD) (1) 1,000,337 3
Lenovo Group, Zero Coupon, 6/25/33 (USD)  800,000 771
3,821
Corporate Bonds 5.0%
Bright Food Singapore Holdings, 3.25%, 7/9/30 (EUR)  630,000 717
Central Plaza Development, 6.80%, 4/7/29 (USD)  1,680,000 1,680
Central Plaza Development, 7.15%, 3/21/28 (USD)  700,000 706
Fortune Star BVI, 5.05%, 1/27/27 (USD)  1,700,000 1,687
GLP China Holdings, 7.75%, 4/30/29 (USD)  1,680,000 1,435
Health & Happiness International Holdings, 7.50%, 3/26/27  1,000,000 147
Health & Happiness International Holdings, 9.125%, 7/24/28
(USD)  1,690,000 1,776
Kuaishou Technology, 4.75%, 1/22/36 (USD) (1) 3,320,000 3,185
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  1,265,000 935
Prosus, 3.061%, 7/13/31 (USD)  3,075,000 2,795

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  667,000 636
15,699
Total China (Cost $20,415) 19,520
COLOMBIA 3.0%
Corporate Bonds 3.0%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 1,840,000 1,913
Bancolombia, VR, 8.625%, 12/24/34 (USD) (7) 1,550,000 1,652
Ecopetrol, 5.875%, 5/28/45 (USD)  1,100,000 906
Ecopetrol, 8.375%, 1/19/36 (USD)  900,000 974
Ecopetrol, 8.875%, 1/13/33 (USD)  1,073,000 1,176
Geopark, 5.50%, 1/17/27 (USD) (1) 2,330,000 2,305
Geopark, 5.50%, 1/17/27 (USD)  500,000 494
Total Colombia (Cost $9,154) 9,420
CONGO 0.5%
Corporate Bonds 0.5%
Ivanhoe Mines, 7.875%, 1/23/30 (USD) (1) 1,700,000 1,720
Total Congo (Cost $1,704) 1,720
CYPRUS 0.7%
Corporate Bonds 0.7%
ASG Finance, 9.75%, 5/15/29 (USD) (1) 1,150,000 955
ASG Finance, 9.75%, 5/15/29 (USD)  1,575,000 1,308
Total Cyprus (Cost $2,695) 2,263
DOMINICAN REPUBLIC 0.4%
Corporate Bonds 0.4%
Aeropuertos Dominicanos Siglo XXI, 7.00%, 6/30/34
(USD) (1) 1,350,000 1,411
Total Dominican Republic (Cost $1,360) 1,411
GAMBIA 0.5%
Corporate Bonds 0.5%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 1,525,000 1,570
Total Gambia (Cost $1,505) 1,570

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GEORGIA 1.5%
Corporate Bonds 1.5%
Bank of Georgia, 6.50%, 6/3/31 (USD) (1) 2,900,000 2,898
Bank of Georgia, VR, 9.50% (USD) (3)(7) 980,000 1,039
TBC Bank, VR, 10.25% (USD) (3)(7) 800,000 864
Total Georgia (Cost $4,743) 4,801
HONG KONG 0.8%
Convertible Bonds 0.4%
Happy Ever Holdings, 0.50%, 7/16/30  10,000,000 1,228
1,228
Corporate Bonds 0.4%
FWD Group Holdings, 5.252%, 9/22/30 (USD) (1) 730,000 727
FWD Group Holdings, 5.836%, 9/22/35 (USD) (1) 730,000 730
1,457
Total Hong Kong (Cost $2,773) 2,685
HUNGARY 1.1%
Corporate Bonds 1.1%
OTP Bank, VR, 7.30%, 7/30/35 (USD) (7) 1,350,000 1,413
OTP Bank, VR, 8.75%, 5/15/33 (USD) (7) 1,850,000 1,943
Total Hungary (Cost $3,302) 3,356
INDIA 6.6%
Corporate Bonds 6.6%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  2,503,900 2,323
Axis Bank, VR, 6.875% (USD) (3)(7) 3,220,000 3,238
Greenko Power II, 4.30%, 12/13/28 (USD)  1,973,125 1,888
HDFC Bank, 5.067%, 6/24/31 (USD)  1,600,000 1,594
JSW Hydro Energy, 4.125%, 5/18/31 (USD)  2,743,875 2,556
Muthoot Finance, 6.375%, 3/2/30 (USD) (1) 1,710,000 1,709
Reliance Industries, 6.25%, 10/19/40 (USD)  2,460,000 2,657
Renew Treasury Ifsc, 6.50%, 2/2/31 (USD) (1) 2,450,000 2,432
Vedanta Resources Finance II, 7.00%, 7/13/32 (USD) (1) 1,580,000 1,576

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Vedanta Resources Finance II, 9.475%, 7/24/30 (USD) (1) 680,000 733
Total India (Cost $20,714) 20,706
INDONESIA 4.9%
Corporate Bonds 4.9%
Cikarang Listrindo, 5.65%, 3/12/35 (USD)  2,380,000 2,369
Indofood CBP Sukses Makmur, 4.805%, 4/27/52 (USD)  1,950,000 1,579
Krakatau Posco, 6.375%, 6/11/27 (USD)  2,345,000 2,358
Krakatau Posco, 6.375%, 6/11/29 (USD)  780,000 785
Medco Cypress Tree, 8.625%, 5/19/30 (USD) (1) 1,220,000 1,274
Minejesa Capital, 4.625%, 8/10/30 (USD)  981,937 969
Minejesa Capital, 5.625%, 8/10/37 (USD)  2,015,000 1,924
Sorik Marapi Geothermal Power, 7.75%, 8/5/31 (USD)  186,660 188
Star Energy Geothermal Darajat II, 4.85%, 10/14/38 (USD)  1,400,000 1,322
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33
(USD)  2,681,125 2,721
Total Indonesia (Cost $15,388) 15,489
JAMAICA 0.5%
Common Stocks 0.5%
Digicel International, Class A, Acquisition date: 1/30/24,
Cost $68 (USD) (2)(5) 60,783 1,668
Total Jamaica (Cost $68) 1,668
KAZAKHSTAN 3.1%
Corporate Bonds 2.9%
Kaspi.KZ, 6.25%, 3/26/30 (USD) (1) 2,365,000 2,395
Kaspi.KZ, 6.25%, 3/26/30 (USD)  1,305,000 1,321
KazMunayGas National, 5.75%, 4/19/47 (USD)  2,775,000 2,654
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  2,916,000 2,712
9,082
Government Bonds 0.2%
Development Bank of Kazakhstan, 16.95%, 5/8/29 (1) 402,500,000 851
851
Total Kazakhstan (Cost $9,643) 9,933

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MACAO 3.2%
Convertible Bonds 0.4%
Wynn Macau, 4.50%, 3/7/29 (USD) (1) 1,260,000 1,256
1,256
Corporate Bonds 2.8%
Melco Resorts Finance, 5.375%, 12/4/29 (USD)  3,120,000 3,046
Sands China, 3.25%, 8/8/31 (USD)  1,850,000 1,683
Studio City, 6.125%, 5/15/31 (USD) (1) 2,470,000 2,448
Studio City Finance, 5.00%, 1/15/29 (USD)  1,830,000 1,752
8,929
Total Macao (Cost $10,133) 10,185
MADAGASCAR 1.1%
Corporate Bonds 1.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 3,340,000 3,391
Total Madagascar (Cost $3,326) 3,391
MALAYSIA 0.8%
Corporate Bonds 0.8%
Petronas Capital, 5.848%, 4/3/55 (USD) (1) 2,020,000 2,102
Petronas Capital, 5.848%, 4/3/55 (USD)  450,000 468
Total Malaysia (Cost $2,482) 2,570
MEXICO 6.6%
Bank Loans 0.4% (9)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
8.402%, 9/5/29 (USD) (8) 1,282,500 1,279
1,279
Corporate Bonds 6.0%
Banco Mercantil del Norte, VR, 8.375% (USD) (1)(3)(7) 1,540,000 1,577
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(7) 1,725,000 1,841
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 1,410,000 1,379
FIBRA Prologis, 5.50%, 11/26/35 (USD) (1) 2,455,000 2,383

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Grupo Televisa, 5.25%, 5/24/49 (USD)  200,000 139
Grupo Televisa, 6.625%, 1/15/40 (USD)  1,260,000 1,108
Industrias Penoles, 5.65%, 9/12/49 (USD)  1,275,000 1,177
Metalsa, 3.75%, 5/4/31 (USD)  2,120,000 1,883
Orbia Advance, 7.50%, 5/13/35 (USD) (1) 3,065,000 3,073
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  930,000 920
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  1,640,000 1,656
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 1,728,000 1,892
19,028
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $525 (USD) (2)(5) † 525
525
Total Mexico (Cost $20,541) 20,832
MONGOLIA 0.1%
Corporate Bonds 0.1%
Mongolian Mining, 8.44%, 4/3/30 (USD)  315,000 322
Total Mongolia (Cost $318) 322
MOROCCO 2.2%
Corporate Bonds 2.2%
OCP, 7.50%, 5/2/54 (USD) (1) 1,840,000 1,986
OCP, 7.50%, 5/2/54 (USD)  200,000 216
OCP, VR, 6.741% (USD) (1)(3)(7) 670,000 667
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  4,039,000 3,999
Total Morocco (Cost $6,675) 6,868
OMAN 0.5%
Corporate Bonds 0.5%
National Bank of Oman, VR, 6.625% (USD) (3)(7) 1,550,000 1,563
Total Oman (Cost $1,555) 1,563
PAKISTAN 1.2%
Corporate Bonds 1.2%
Veon Midco, 3.375%, 11/25/27 (USD)  231,000 226

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Veon Midco, 6.95%, 6/1/31 (USD) (1) 1,630,000 1,631
Veon Midco, 9.00%, 7/15/29 (USD) (1) 1,100,000 1,155
Veon Midco, 9.00%, 7/15/29 (USD)  660,000 693
Total Pakistan (Cost $3,638) 3,705
PANAMA 1.2%
Corporate Bonds 1.2%
Aeropuerto Internacional de Tocumen, 5.125%, 8/11/61
(USD) (1) 1,825,000 1,549
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,320,000 2,353
Total Panama (Cost $3,606) 3,902
PARAGUAY 0.4%
Corporate Bonds 0.4%
Telefonica Celular del Paraguay, 12.00%, 12/30/32 (1) 7,000,000,000 1,207
Total Paraguay (Cost $1,053) 1,207
PERU 0.3%
Corporate Bonds 0.3%
Boroo Investments, 9.50%, 8/7/32 (USD)  1,120,000 1,027
Total Peru (Cost $1,078) 1,027
PHILIPPINES 1.4%
Corporate Bonds 1.4%
Globe Telecom, 3.00%, 7/23/35 (USD)  1,820,000 1,515
International Container Terminal Services, 4.75%, 6/17/30
(USD)  1,460,000 1,460
SMIC SG Holdings, 5.375%, 7/24/29 (USD)  1,515,000 1,531
Total Philippines (Cost $4,588) 4,506
POLAND 1.3%
Corporate Bonds 1.3%
ORLEN, 6.00%, 1/30/35 (USD) (1) 1,615,000 1,673
ORLEN, 6.00%, 1/30/35 (USD)  2,270,000 2,352
Total Poland (Cost $3,977) 4,025

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 1.1%
Corporate Bonds 1.1%
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 1,585,000 1,203
Qatar Energy, 3.125%, 7/12/41 (USD)  2,990,000 2,270
Total Qatar (Cost $4,215) 3,473
ROMANIA 1.3%
Corporate Bonds 1.3%
Banca Transilvania, VR, 7.125% (EUR) (3)(7) 2,700,000 3,195
Societatea Nationala de Gaze Naturale ROMGAZ, 4.625%,
11/4/31 (EUR)  700,000 806
Total Romania (Cost $4,070) 4,001
SAUDI ARABIA 4.0%
Corporate Bonds 3.7%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  2,496,933 2,506
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  1,777,858 1,614
Green Palm Bidco, 5.957%, 6/30/41 (USD) (1) 1,630,000 1,651
Greensaif Pipelines Bidco, 6.51%, 2/23/42 (USD)  1,690,000 1,788
NCB Tier 1 Sukuk, VR, 3.50% (USD) (3)(7) 1,596,000 1,593
Saudi Awwal Bank, VR, 5.947%, 9/4/35 (USD) (7) 2,540,000 2,528
11,680
Government Bonds 0.3%
Saudi Arabian Oil, 5.875%, 7/17/64 (USD)  1,050,000 988
988
Total Saudi Arabia (Cost $12,383) 12,668
SERBIA 0.6%
Corporate Bonds 0.6%
Telecommunications Telekom Srbija AD Belgrade, 7.25%,
5/18/31 (USD) (1) 1,810,000 1,809
Total Serbia (Cost $1,810) 1,809

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.5%
Corporate Bonds 0.5%
GLP, 9.75%, 5/20/28 (USD)  1,030,000 876
JAPFA, 7.95%, 5/12/31 (USD) (1) 670,000 670
Total Singapore (Cost $1,687) 1,546
SOUTH AFRICA 1.6%
Corporate Bonds 1.6%
Liquid Telecommunications Financing, 10.75%, 4/14/31
(USD) (1) 825,000 854
Sasol Financing USA, 8.75%, 5/3/29 (USD)  2,375,000 2,487
Transnet, 8.25%, 2/6/28 (USD)  1,765,000 1,839
Total South Africa (Cost $5,122) 5,180
SOUTH KOREA 3.3%
Convertible Bonds 0.7%
L&F, 2.50%, 4/26/30 (USD)  1,000,000 885
LG Chem, 1.60%, 7/18/30 (USD)  1,400,000 1,387
2,272
Corporate Bonds 2.6%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  879,000 861
LG Energy Solution, 5.25%, 4/2/31 (USD) (1) 1,210,000 1,209
LG Energy Solution, 5.375%, 4/2/30 (USD)  1,630,000 1,643
LG Energy Solution, 5.875%, 4/2/36 (USD) (1) 820,000 827
POSCO Holdings, 5.75%, 5/7/35 (USD)  1,560,000 1,600
Shinhan Bank, 4.00%, 4/23/29 (USD)  1,000,000 977
Shinhan Bank, 4.50%, 3/26/28 (USD)  1,000,000 994
8,111
Total South Korea (Cost $10,293) 10,383
TAIWAN 1.1%
Convertible Bonds 0.3%
Hon Hai Precision Industry, Zero Coupon, 10/24/29 (USD)  900,000 952
952

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.8%
Fubon Life Singapore, 5.45%, 12/10/35 (USD)  2,535,000 2,492
2,492
Total Taiwan (Cost $3,524) 3,444
TANZANIA 1.2%
Corporate Bonds 1.2%
HTA Group, 7.50%, 6/4/29 (USD) (1) 3,670,000 3,767
Total Tanzania (Cost $3,694) 3,767
THAILAND 3.5%
Corporate Bonds 3.5%
Advanced Info Service, 4.26%, 3/4/31 (USD)  1,640,000 1,600
Bangkok Bank, 5.65%, 7/5/34 (USD)  2,660,000 2,737
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(7) 1,680,000 1,601
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (7) 1,720,000 1,639
GC Treasury Center, VR, 6.50% (USD) (1)(3)(7) 1,540,000 1,530
GC Treasury Center, VR, 7.125% (USD) (3)(7) 900,000 894
PTT Treasury Center, 4.50%, 10/25/42 (USD)  1,050,000 930
Total Thailand (Cost $11,017) 10,931
TÜRKIYE 4.2%
Corporate Bonds 4.2%
Akbank, VR, 7.875%, 9/4/35 (USD) (7) 2,200,000 2,212
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve Kuzey
Cevre Otoyolu Yatirim Ve I, 7.536%, 10/31/27 (USD)  1,680,000 1,698
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD) (1) 1,590,000 1,639
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD) (1) 2,195,000 2,255
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD)  560,000 575
Turkiye Garanti Bankasi, VR, 8.375%, 2/28/34 (USD) (1)(7) 1,230,000 1,258
Yapi ve Kredi Bankasi, 5.75%, 3/3/31 (USD) (1) 1,980,000 1,933
Yapi ve Kredi Bankasi, 7.125%, 10/10/29 (USD) (1) 1,685,000 1,709
Total Türkiye (Cost $13,299) 13,279
UKRAINE 0.8%
Corporate Bonds 0.8%
Kernel Holding, 6.75%, 10/27/27 (USD)  2,030,000 1,987

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MHP, 6.25%, 9/19/29 (USD)  201,000 188
MHP, 10.50%, 7/28/29 (USD) (1) 200,000 208
Total Ukraine (Cost $2,258) 2,383
UNITED ARAB EMIRATES 3.2%
Corporate Bonds 3.2%
Aldar Properties, VR, 5.875%, 4/14/56 (USD) (1)(7) 2,000,000 1,897
Dhafrah Pv2 Energy, 5.794%, 6/30/53 (USD) (1) 1,612,801 1,604
DP World, 5.25%, 12/24/29 (USD)  2,030,000 2,021
Emirates NBD Bank, Acquisition Date: 1/6/26, Cost $1,330,
4.195%, 1/13/29 (USD) (2) 1,330,000 1,312
First Abu Dhabi Bank, VR, 6.32%, 4/4/34 (USD) (7) 1,600,000 1,634
Galaxy Pipeline Assets Bidco, 2.94%, 9/30/40 (USD)  1,888,825 1,577
Total United Arab Emirates (Cost $10,160) 10,045
UNITED KINGDOM 1.9%
Corporate Bonds 1.9%
Standard Chartered, VR, 3.265%, 2/18/36 (USD) (7) 5,335,000 4,894
Trident Energy Finance, 12.50%, 11/30/29 (USD)  930,000 978
Total United Kingdom (Cost $5,803) 5,872
UNITED STATES 0.8%
Convertible Bonds 0.8%
Bolt Innovation, Zero Coupon, 2/5/33 (HKD)  10,000,000 1,140
Morgan Stanley Finance, Series 0001, Zero Coupon, 3/21/28  700,000 1,358
Total United States (Cost $1,996) 2,498
UZBEKISTAN 3.3%
Corporate Bonds 2.8%
Ipoteka-Bank ATIB, 6.45%, 10/9/30 (USD)  1,580,000 1,595
Ipoteka-Bank ATIB, 17.50%, 10/9/28  6,430,000,000 558
JSCB Agrobank, 9.25%, 10/2/29 (USD) (1) 2,020,000 2,190
JSCB Agrobank, 9.25%, 10/2/29 (USD)  430,000 466
Navoiyuran State Enterprise, 6.70%, 7/2/30 (USD) (1) 1,605,000 1,640
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  1,625,000 1,749
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27  5,600,000,000 490
8,688

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.5%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,630,000 1,739
1,739
Total Uzbekistan (Cost $10,108) 10,427
VIETNAM 0.8%
Corporate Bonds 0.8%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 228,562 226
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  2,368,951 2,343
Total Vietnam (Cost $2,580) 2,569
ZAMBIA 0.6%
Corporate Bonds 0.6%
First Quantum Minerals, 7.25%, 2/15/34 (USD) (1) 230,000 236
First Quantum Minerals, 8.00%, 3/1/33 (USD) (1) 1,655,000 1,732
Total Zambia (Cost $1,884) 1,968
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 3.69% (10)(11) 9,567,233 9,567
Total Short-Term Investments (Cost $9,567) 9,567
Total Investments in Securities
98.7% of Net Assets
(Cost $310,566) $ 311,669
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $110,446 and represents 35.0% of net assets.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
.
.
.
.
.
.
.
.
.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,749 and represents 1.5% of net assets.
(3) Perpetual security with no stated maturity date.
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Non-income producing
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Seven-day yield
(11) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
HKD Hong Kong Dollar
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/18/26 CNH 7,260 USD 1,074 $ 1
Bank of America 9/18/26 USD 601 CNH 4,043 2
Goldman Sachs 9/18/26 USD 333 CNH 2,245 1
HSBC Bank 8/21/26 USD 4,548 EUR 3,892 92
JPMorgan Chase 8/21/26 EUR 97 USD 113 (2)
JPMorgan Chase 9/18/26 USD 295 CNH 1,986 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ 95

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 34 Euro BOBL contracts 9/26 (4,483) $ (37)
Short, 8 U.S. Treasury Notes ten year contracts 9/26 (879) (4)
Long, 30 Ultra U.S. Treasury Bonds contracts 9/26 3,485 101
Net payments (receipts) of variation margin to date (79)
Variation margin receivable (payable) on open futures contracts $ (19)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
iQIYI, 4.625%, 3/15/30  $ — $ (44) $ 14
T. Rowe Price Government Reserve Fund,
3.69% — — 195
Totals $ —# $ (44) $ 209+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
iQIYI, 4.625%, 3/15/30  $ 590 $ 686 $ 686 $ *
T. Rowe Price Government
Reserve Fund, 3.69% 7,821  ¤  ¤ 9,567
Total $ 9,567^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $209 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,567.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $310,566) $ 311,669
Interest receivable 4,784
Receivable for investment securities sold 1,131
Cash deposits on futures contracts 197
Unrealized gain on forward currency exchange contracts 97
Receivable for shares sold 81
Foreign currency (cost $74) 74
Due from affiliates 74
Other assets 51
Total assets 318,158
Liabilities
Payable for investment securities purchased 1,580
Payable for shares redeemed 401
Investment management fees payable 169
Variation margin payable on futures contracts 19
Unrealized loss on forward currency exchange contracts 2
Other liabilities 177
Total liabilities 2,348
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 315,810

T. ROWE PRICE Emerging Markets Corporate Bond Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (157,596)
Paid-in capital applicable to 33,969,103 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized
473,406
NET ASSETS $ 315,810
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $66,173; Shares outstanding: 7,123,512) $ 9.29
Advisor Class
(Net assets: $422; Shares outstanding: 45,437) $ 9.29
I Class
(Net assets: $124,388; Shares outstanding: 13,382,888) $ 9.29
Z Class
(Net assets: $124,827; Shares outstanding: 13,417,266) $ 9.30

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $25) $ 10,431
Dividend 237
Total income 10,668
Expenses
Investment management 1,038
Shareholder servicing
Investor Class $ 78
Advisor Class 1
I Class 31 110
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 5
I Class 3
Z Class 1 9
Custody and accounting 122
Registration 34
Legal and audit 28
Directors 1
Miscellaneous 8
Waived / paid by Price Associates (574)
Total expenses 777
Net investment income 9,891

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,785
Futures (239)
Forward currency exchange contracts 32
Foreign currency transactions 7
Net realized gain 1,585
Change in net unrealized gain / loss
Securities (5,256)
Futures 101
Forward currency exchange contracts 115
Change in net unrealized gain / loss (5,040)
Net realized and unrealized gain / loss (3,455)
INCREASE IN NET ASSETS FROM OPERATIONS $ 6,436

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,891 $ 18,466
Net realized gain (loss) 1,585 (6,809)
Change in net unrealized gain / loss (5,040) 15,386
Increase in net assets from operations 6,436 27,043
Distributions to shareholders
Net earnings
Investor Class (1,981) (4,460)
Advisor Class (13) (28)
I Class (3,940) (9,126)
Z Class (3,956) (4,850)
Decrease in net assets from distributions (9,890) (18,464)
Capital share transactions
*
Shares sold
Investor Class 7,695 17,866
Advisor Class – 1
I Class 9,501 20,877
Z Class 3,773 110,450
Distributions reinvested
Investor Class 1,932 4,384
Advisor Class 13 27
I Class 3,783 8,855
Z Class 3,931 4,868
Shares redeemed
Investor Class (14,527) (37,074)
Advisor Class (85) (32)
I Class (28,809) (55,441)
Increase (decrease) in net assets from capital
share transactions (12,793) 74,781

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
(1)
Amount rounds to less than 1,000 shares
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase (decrease) during period (16,247) 83,360
Beginning of period 332,057 248,697
End of period $ 315,810 $ 332,057
*Share information (000s)
Shares sold
Investor Class 825 1,925
Advisor Class – –
(1)
I Class 1,017 2,253
Z Class 406 12,070
Distributions reinvested
Investor Class 207 472
Advisor Class 1 3
I Class 406 953
Z Class 421 520
Shares redeemed
Investor Class (1,557) (3,994)
Advisor Class (9) (3)
I Class (3,090) (5,986)
Increase (decrease) in shares outstanding (1,373) 8,213

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Corporate Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high current income and, secondarily, capital appreciation. The fund has four classes of shares: the Emerging Markets Corporate Bond Fund
(Investor Class), the Emerging Markets Corporate Bond Fund–Advisor Class
(Advisor Class), the Emerging Markets Corporate Bond Fund–I Class
(I Class) and the Emerging Markets Corporate Bond Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust

T. ROWE PRICE Emerging Markets Corporate Bond Fund

quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 281,030 $ 224 $ 281,254
Fixed Income Securities
1
— 17,376 — 17,376
Bank Loans — — 1,279 1,279
Common Stocks — 1,668 — 1,668
Private Investment Company
2
— — — 525
Short-Term Investments 9,567 — — 9,567
Total Securities 9,567 300,074 1,503 311,669
Futures Contracts* 101 — — 101
Forward Currency Exchange
Contracts — 97 — 97
Total $ 9,668 $ 300,171 $ 1,503 $ 311,867
Liabilities
Forward Currency Exchange
Contracts $ — $ 2 $ — $ 2
Futures Contracts* 41 — — 41
Total $ 41 $ 2 $ — $ 43
1
Includes Convertible Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 101
Foreign exchange derivatives Forwards 97
*
Total $ 198
*
Liabilities
Interest rate derivatives Futures $ 41
Foreign exchange derivatives Forwards 2
Total $ 43
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ (239) $ — $ (239)
Foreign exchange derivatives — 32 32
Total $ (239) $ 32 $ (207)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 101 $ — $ 101
Foreign exchange derivatives — 115 115
Total $ 101 $ 115 $ 216

T. ROWE PRICE Emerging Markets Corporate Bond Fund

terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2026, cash of $197,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net

T. ROWE PRICE Emerging Markets Corporate Bond Fund

gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest

T. ROWE PRICE Emerging Markets Corporate Bond Fund

rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $104,828,000 and
$109,738,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had
$159,934,000 of available capital loss carryforwards.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $310,683,000. Net unrealized gain aggregated
$1,141,000 at period-end, of which $7,506,000 related to appreciated investments and $6,365,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards

T. ROWE PRICE Emerging Markets Corporate Bond Fund

are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.36%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $918,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $65,000 for T. Rowe Price Services, Inc.;
and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All
amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, approximately 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.88% 1.16% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $(40) $(1) $(78) $(455)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 10,941 shares of the Z Class, representing less than 1% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Hong Kong Limited (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Emerging Markets Corporate Bond Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2025, the fund lagged its benchmark for certain performance periods and, where applicable, the fund’s total returns ranked in the 4th quartile for certain periods when compared to performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers (as applicable) during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS (continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS (continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS (continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the third quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the third quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile
(Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS (continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMNETS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F193-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026